BOARD OF DIRECTORS - Shares held (Details) - Key Management Personnel of Entity or Parent	Dec. 31, 2022 shares
Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	926,236
Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Mr. Paul Sekhri | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	486,037
Mr. Paul Sekhri | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Deborah Jorn | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	98,778
Ms. Deborah Jorn | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Barbara Yanni | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	83,187
Ms. Barbara Yanni | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Dr. Mark Pykett | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	83,187
Dr. Mark Pykett | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Jabine van der Meijs | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	58,349
Ms. Jabine van der Meijs | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Mr. Leonard Kruimer | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	58,349
Mr. Leonard Kruimer | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)
Mr. Steven Baert | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	58,349
Mr. Steven Baert | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0